INVESTMENTS (Details 2) $ in Millions		1 Months Ended				9 Months Ended
	Jun. 30, 2015	Jul. 31, 2015 director	Jun. 30, 2014 USD ($) shares	Feb. 28, 2013 USD ($) shares	Oct. 31, 2012 USD ($) shares	Sep. 30, 2014 CNY (¥)
NON-CONTROLLING INTERESTS
Aggregate consideration from issuance of convertible preferred shares | ¥						¥ 164,565,161
Tujia
NON-CONTROLLING INTERESTS
Percentage of interest before sale of redeemable convertible preferred shares	50.00%	50.00%
Percentage of interest after sale of redeemable convertible preferred shares		45.00%
Number Of Seats Allocated | director		6
Number Of Board Of Directors Seats | director		12
Tujia | Series A preferred shares
NON-CONTROLLING INTERESTS
Shares issued under the share purchase agreement (in shares) | shares					70,380,000
Aggregate consideration from issuance of convertible preferred shares | $					$ 14.6
Tujia | Series B Preferred Shares
NON-CONTROLLING INTERESTS
Shares issued under the share purchase agreement (in shares) | shares				33,333,333
Aggregate consideration from issuance of convertible preferred shares | $				$ 36.7
Tujia | Series C Preferred Stock
NON-CONTROLLING INTERESTS
Shares issued under the share purchase agreement (in shares) | shares			30,465,080
Aggregate consideration from issuance of convertible preferred shares | $			$ 75.0